Fair values of financial assets and liabilities - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative assets £m
At 1 January, derivative assets	£ 4,235
At 31 December, derivative assets	3,260	£ 4,235
Derivative Liability [Abstract]
At 1 January, derivative liabilities	(5,787)
At 31 December, derivative liabilities	(4,286)	(5,787)
Level 3 £m
Derivative assets £m
At 1 January, derivative assets	0
(Losses) gains recognised in the income statement within other income	2	(3)
At 31 December, derivative assets	0	0
Derivative Liability [Abstract]
At 1 January, derivative liabilities	(143)
At 31 December, derivative liabilities	(118)	(143)
Derivative assets £m | Level 3 £m
Derivative assets £m
At 1 January, derivative assets	0	0
(Losses) gains recognised in the income statement within other income	0	0
Redemptions	0	0
At 31 December, derivative assets	0	0
Derivative assets £m | Level 3 £m | Other £m
Derivative assets £m
(Losses) gains recognised in the income statement within other income	0	0
Derivative liabilities £m | Level 3 £m
Derivative Liability [Abstract]
At 1 January, derivative liabilities	(143)	(139)
Gains (losses) recognised in the income statement within other income	8	(24)
Redemptions	17	20
At 31 December, derivative liabilities	(118)	(143)
Derivative liabilities £m | Level 3 £m | Other £m
Derivative Liability [Abstract]
Gains (losses) recognised in the income statement within other income	£ 6	£ (24)